Inventories - Schedule of inventories (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Raw material, consumables	$ 286	$ 334
Work in progress	101	127
Finished products	1,118	979
Total inventories	$ 1,505	$ 1,440